Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 1/8/2025 4:37:15 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT25CES15716				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Income revised by the lender after reporting. Revised DTI 44.387% per new 1008.
[REDACTED]	RCKT25CES15866				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field value DTI is Lower than Tape value due to Lender used higher qualifying income than verified by audit.